Shareholders' equity - Normal Course Issuer Bid Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	May 30, 2020	Mar. 29, 2020
Disclosure of classes of share capital [line items]
Purchase of subordinate voting shares (shares)		853,500
Normal course issuer bid purchase of subordinate voting shares		$ 38.7
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Stock authorized for repurchase (shares)	1,600,000
Purchase of subordinate voting shares (shares)		853,500
Average price per share of subordinate voting shares purchased (CAD per share)		$ 45.35
Share capital
Disclosure of classes of share capital [line items]
Total cash consideration for purchase of subordinate voting shares		$ 38.7
Normal course issuer bid purchase of subordinate voting shares		1.6
Share capital | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Total cash consideration for purchase of subordinate voting shares		38.7
Normal course issuer bid purchase of subordinate voting shares		1.6
Retained earnings
Disclosure of classes of share capital [line items]
Normal course issuer bid purchase of subordinate voting shares		$ 37.1